Long-Term Equity Investments - Schedule of Summarized Financial Information (Details) - Hangzhou Tangchuang [Member] $ in Thousands	Dec. 31, 2024 USD ($)
Schedule of Summarized Financial Information [Line Items]
Current assets	$ 10,376
Current liabilities	17
Net Assets(100%)	10,393
Company share of net assets(40%)	$ 4,157